OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Number of segments										5		5
Segment reporting information
Revenues	$ 2,741	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 2,412	$ 2,401	$ 2,343	$ 2,094	$ 8,568	$ 8,589	$ 11,221	$ 9,250	$ 7,665
Segment EBITDA	340		204							1,083	766	1,039	860	329
Interest expense, net	(59)		(66)							(181)	(197)
Income tax expense-continuing operations	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income tax (expense) benefit-discontinued operations			(7)							2	1	(5)	10	(80)
Depreciation and amortization	(102)		(107)							(306)	(310)	(416)	(382)	(420)
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Subtotal
Segment reporting information
Segment EBITDA	340		187							1,087	772	1,045	807	426
Depreciation and amortization												416	381	418
Polyurethanes
Segment reporting information
Revenues	1,244		1,209							3,735	3,391	4,434	3,605	3,005
Segment EBITDA	203		136							544	392	469	319	388
Depreciation and amortization												160	155	160
Performance Products
Segment reporting information
Revenues	742		846							2,319	2,546	3,301	2,659	2,090
Segment EBITDA	107		97							282	325	385	363	246
Depreciation and amortization												110	92	78
Advanced Materials
Segment reporting information
Revenues	328		349							1,014	1,059	1,372	1,244	1,059
Segment EBITDA	24		2							77	69	125	143	59
Depreciation and amortization												33	33	38
Textile Effects
Segment reporting information
Revenues	182		173							562	563	737	787	691
Segment EBITDA	(22)		(157)							(37)	(175)	(199)	1	(64)
Depreciation and amortization												27	26	19
Pigments
Segment reporting information
Revenues	319		455							1,150	1,243	1,642	1,213	960
Segment EBITDA	69		161							346	357	501	205	(25)
Depreciation and amortization												74	67	104
Eliminations
Segment reporting information
Revenues	(74)		(56)							(212)	(213)	(265)	(258)	(140)
Corporate and other
Segment reporting information
Segment EBITDA	(41)		(52)							(125)	(196)	(236)	(224)	(178)
Depreciation and amortization												12	8	19
Discontinued Operations
Segment reporting information
Segment EBITDA			17							(4)	(6)	(6)	53	(97)
Depreciation and amortization													$ 1	$ 2